Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 23, 2020	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants term	5 years
Fair value of warrants	$ 2,433		$ 6,514
Rocket Lab USA, Inc.
Class of Warrant or Right [Line Items]
Warrants issued				13,432
Warrants exercise price				$ 11.62
Estimated fair value of warrants	496	$ 769
Fair value of warrants	2,433
Rocket Lab USA, Inc. | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued						33,774
Warrants exercise price						$ 1.80
Warrants term						10 years
Fair value of warrants	$ 1,466	$ 515	$ 2,863
Rocket Lab USA, Inc. | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued					13,090
Warrants exercise price					$ 2.25
Warrants to purchase vested	9,600	7,636
Rocket Lab USA, Inc. | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued					77,198
Warrants exercise price					$ 19.05
Warrants to purchase vested	56,612	45,032
Rocket Lab USA, Inc. | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued	13,432			13,432	51,184
Warrants exercise price	$ 11.62			$ 11.62	$ 0.82
Warrants term				10 years	10 years
Fair value of warrants					$ 23
Rocket Lab USA, Inc. | Additional Paid-in Capital
Class of Warrant or Right [Line Items]
Estimated fair value of warrants	$ 496